Nature of the Business	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business

Note 1 — Nature of the Business

MJ Holdings, Inc. (“the Company”) is a holding company whose subsidiaries provide infrastructure, consulting and construction services, in addition to holding, and managing third party state issued cultivation and production licenses.

Our wholly owned subsidiary, Red Earth, LLC (“Red Earth”) is the holder of provisional Medical Marijuana Establishment Registration Certificate (the “Certificate”).

In April 2018, the State of Nevada finalized and approved the transfer of the provisional Medical Marijuana Establishment Registration Certificate (the “Certificate”) from our wholly owned subsidiary, Red Earth, LLC (“Red Earth”) to the Company. The Certificate, when perfected, will allow the Company to commence legal marijuana cultivation activities in the State of Nevada. HDGLV, LLC, a wholly owned subsidiary of Red Earth, holds a triple-net leasehold, with an option to buy, on a 17,298 square-foot building, which will be home to our cultivation facility. We expect Phase 1 of this facility to be completed in the third quarter of 2018. We expect final approval by the State of Nevada, Department of Taxation of our Certificate and issuance of a Business License from the City of Las Vegas in the third quarter of 2018.

In April 2018, the Company entered into a management agreement with a Nevada company (the “Licensed Operator”) that holds a license, for the legal cultivation of marijuana for sale under the laws of the State of Nevada. The Licensed Operator has engaged us to develop, manage, and operate a licensed cultivation facility on property owned by the Licensed Operator. At our sole cost and expense, we have agreed to complete the construction of a 120,000 square-foot outdoor grow facility, including the construction of an 8,000 square-foot building and installation of security fencing, meeting the State of Nevada building codes and regulations. We expect to receive all necessary state and local approvals and complete construction of the facility to commence operations in the latter part of the third quarter of 2018.

It is the Company’s intention to grow its business through the acquisition of existing companies and/or through the development of new opportunities that can provide a 360-degree spectrum of infrastructure (dispensaries), cultivation/production management, and consulting services in the regulated cannabis industry.

Note 1 — Description of Business

MJ Holdings, Inc. is a holding company whose subsidiaries provide infrastructure, consulting and construction services, in addition to holding, and managing third party state issued cultivation and production licenses.

MJ Holdings, Inc. was originally incorporated on November 17, 2006, as Securitas EDGAR Filings, Inc. under the laws of the State of Nevada. Prior to the formation of Securitas EDGAR Filings Inc., the business was operated as Xpedient EDGAR Filings, LLC, a Florida Limited Liability Company, formed on October 31, 2005. On November 21, 2005, Xpedient EDGAR Filings LLC amended its Articles of Organization to change its name to Securitas EDGAR Filings, LLC. On January 21, 2009, Securitas EDGAR Filings LLC merged into Securitas EDGAR Filings, Inc., a Nevada corporation. On February 14, 2014, we amended and restated our Articles of Incorporation and changed our name to MJ Holdings, Inc.

On November 22, 2016, in connection with a plan to divest ourselves of our real estate business, we submitted to our shareholders an offer to exchange (the “Exchange Offer”) our common stock for shares in MJ Real Estate Partners, LLC, (“MJRE”) a newly formed LLC formed for the sole purpose of effecting the Exchange Offer. On January 10, 2017, the Company accepted for exchange 1,800,000 shares of the Company’s common stock in exchange for 1,800,000 shares of MJRE’s common units, representing membership interests in MJRE. Effective February 1, 2017, the Company transferred its ownership interests in the real estate properties and its subsidiaries, through which the Company held ownership of the real estate properties, to MJRE. MJRE also assumed the senior notes and any and all obligations associated with the real estate properties and business, effective February 1, 2017.